Finance income and costs - Finance costs (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and costs
Interest accrued on bank loan (Note 21(a))	₽ (342,425)	₽ (357,377)	₽ (559,527)
Interest accrued on non-convertible bonds (Note 21(b))	(270,442)	(12,543)
Interest accrued on lease liabilities (Note 23)	(20,466)	(26,334)	(32,941)
Interest accrued on loans from related parties (Note 29(c))	(572)
Interest accrued on other loan			(6,391)
Other interest costs	(25,674)	(13,291)	(4,421)
Total finance costs	₽ (659,579)	₽ (409,545)	₽ (603,280)